ACCOUNTING POLICIES - LEASES AS LESSEE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Right-of-use assets	$ 106,513	$ 142,705
Finance leases	$ 126,559	$ 155,832	$ 152,699